13F-HR
                            FORM 13F HOLDINGS REPORT
                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                    FORM 13F
                              FORM 13F COVER PAGE

Report  for  the  Calendar  Year  or  Quarter  Ended:  06/30/2010
Check here if Amendment [ ]; Amendment Number:
        This Amendment: [ ] is a restatement.
                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      JS Asset Management, LLC
Address:   One Tower Bridge
           200 Four Falls Corporate Center, Suite 100
           West Conshohocken, PA 19428

Form 13F File Number: 28-12350

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it that all information contained herein is true, correct and complete and that it is understood that all required items, statements schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Brian McCafferty
Title: Head Trader
Phone: 610-234-2209

Signature                     City     State           and Date of Signing:
Brian McCafferty          West Conshohocken PA             08/13/2010
-------------------     -----------------------          ---------------
Signature                    City     State                    Date


Report Type:
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    ___

Form 13F Information Table Value Total: $ 52,920

List of Other Included Managers:  Russell Investment Group File# 28-01190

                            TITLE OF                             INVESTMENT DISCRETION OTHER    VOTING AUTHORITY
ISSUER NAME                  CLASS    CUSIP     MKT VAL   SHARES  SOLE(A)     SHARED   MNGRS   SOLE   SHARED NONE
ActivIdentity Corp             COM    00506P103     211  110400    Sole                         109500         900
Alcatel ADR                    COM    013904305     832  327676    Sole                         327676
Alliance Semiconductor Inc.    COM    01877h100       8   40295    Sole                          40295
Arch Coal Inc                  COM    039380100    2914  147100    Sole                         146600         500
Avatar Holdings Inc            COM    053494100     533   27772    Sole                          27522         250
Axcelis Technologies Inc       COM    054540109     228  147200    Sole                         143400        3800
BAC B Warrants Oct 2018 +$30.7 WAR    060505153    1157  403000    Sole                         403000
Bank of America Corp.          COM    060505104    2464  171434    Sole                         171434
Beazer Homes USA Inc           COM    07556Q105     101   27800    Sole                          27800
BP PLC                         COM    055622104     425   14700    Sole                          14700
Cadence Design Systems Inc     COM    127387108     124   21400    Sole                          20700         700
Citigroup Inc.                 COM    172967101    2893  769345    Sole                         769345
Citizens Republic Bancorp Inc  COM    174420109     267  314000    Sole                         307400        6600
ConocoPhillips                 COM    20825C104     398    8100    Sole                           8100
Dean Foods Co                  COM    242370104     599   59500    Sole                          59200         300
Dell Inc.                      COM    24702R101    1413  117200    Sole                         117200
Doral Financial Corp           COM    25811P886      49   20000    Sole                          20000
DR Horton Inc                  COM    23331A109     250   25400    Sole                          25400
First Defiance Financial Corp  COM    32006W106     451   50415    Sole                          49515         900
First Merchants Corp           COM    320817109     132   15600    Sole                          14500        1100
First Place Financial Corp     COM    33610T109     165   54900    Sole                          54900
FormFactor Inc                 COM    346375108     122   11300    Sole                          10900         400
Gencorp Inc                    COM    368682100    1101  251300    Sole                         249300        2000
Genworth Financial Inc.        COM    37247d106     198   15186    Sole                          15186
Huntington Bancshares Inc      COM    446150104     545   98300    Sole                          97900         400
JC Penney Company Inc.         COM    708160106     430   20000    Sole                          20000
JP Morgan Chase and Co.        COM    46625h100    2361   64500    Sole                          64500
KB Home                        COM    48666K109    2975  270450    Sole                         269400        1050
KeyCorp                        COM    493267108      90   11700    Sole                          11700
MainSource Financial Group Inc COM    56062Y102     308   43024    Sole                          42524         500
Marshall&Ilsley Corp           COM    571837103    2848  396600    Sole                         395100        1500
Meritage Homes Corp.           COM    59001a102     425   26100    Sole                          25900         200
MGIC Investment Corp.          COM    552848103    2601  377500    Sole                         376000        1500
Mirant Corp                    COM    60467R100     332   31474    Sole                          31344         130
Motorola Inc                   COM    620076109    2044  313500    Sole                         313500
Navistar International         COM    63934E108    1053   21404    Sole                          21314          90
Office Depot Inc               COM    676220106    1442  357000    Sole                         355200        1800
Peabody Energy Corp            COM    704549104    2618   66900    Sole                          66900
PMI Group Inc.                 COM    69344m101     945  326900    Sole                         323800        3100
Pulte Group Inc                COM    745867101    1330  160641    Sole                         160441         200
Regions Financial Corp         COM    7591EP100    1508  229200    Sole                         229200
RRI Energy Inc                 COM    74971X107    2763  729129    Sole                         726029        3100
Ryland Group Inc.              COM    783764103    2964  187350    Sole                         186600         750
Sprint Nextel Corp.            COM    852061100    1559  367800    Sole                         367800
SunTrust Banks Inc.            COM    867914103    2234   95900    Sole                          95900
Tecumseh Products Co           COM    878895200     123   11100    Sole                          10900         200
Verigy Ltd                     COM    Y93691106     283   32530    Sole                          32000         530
Zions Bancorp                  COM    989701107    2104   97550    Sole                          97100         450